Taxes	12 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
TAXES

NOTE 18 – TAXES

The Company is registered in the Cayman Islands. The Company generated substantially all of its income/ (loss) from its PRC operations for the years ended June 30, 2022, 2021 and 2020.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

E-Home Hong Kong is not subject to tax on income or capital gain since there has no operations in Hong Kong for the years ended June 30, 2022, 2021 and 2020.

PRC

Income Tax

On March 16, 2007, the National People’s Congress of PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to enterprise income tax (“EIT”) at a uniform rate of 25%. The EIT Law became effective on January 1, 2008. 25% tax rates apply to all the PRC operation subsidiaries in the Company. The PRC State Taxation Administration has examined the Company’s income tax returns through the year ended on June 30, 2022. However, the Company’s enterprise income tax is subject to examination by the PRC State Taxation Administration as needed after it is filed.

The provision for income tax for the years ended June 30, 2022, 2021 and 2020, consisted of the following:

	2022	2021	2020
Current income tax provision	$1,849,570	$2,968,362	$2,251,672
Deferred income tax provision	244,506	704,262	353,097
Total	$2,094,076	$3,672,624	$1,898,575

The following table sets forth reconciliation between the statutory EIT rate and the effective tax for the years ended June 30, 2022, 2021 and 2020, respectively:

	2022	2021	2020
Income before income taxes	$8,335,041	$10,072,523	$7,546,583
Provision for income taxes at statutory tax rate in the PRC	2,083,760	3,660,090	1,886,646
Effect of expense for which no income tax is deductible	10,316	12,534	11,929
Income tax expense	$2,094,076	$3,672,624	$1,898,575

The significant components of deferred tax assets as of June 30, 2022 and 2021 were as follows:

	2022	2021
Deferred tax assets
Advanced from customers	$442,322	704,262
Total	$442,322	704,262

Value Added Tax (“VAT”)

Business tax changed to VAT in China since May 1, 2016. The Company’s revenue of installation is subject to a VAT rate of 11%.

The maintenance and accessories sales were subject to a VAT rate of 17% before May 1, 2018 and were reduced to 16% since then. The VAT rate was reduced to 13% since April 1, 2019.

According to the regulations (Fiscal and Tax [2016] 36), no VAT will be levied if an enterprise provides employee-based household services. E-Home Pingtan applied for the tax exemption in July 2017 and was approved by the State Administration of Taxation (China), so the VAT rate of installation, maintenance, after-sales and cleaning service is nil since July 2017.

Taxes payable

The Company’s taxes payable as of June 30, 2022 and 2021, consisted of the following:

	2022	2021
Income tax payable	$495,009	$-
VAT payable	9,725	332
Other tax payables	940	1,888
Total	$505,674	$2,220